Dykema Gossett PLLC Franklin Square, Third Floor West 1300 I Street N.W. Washington, DC 20005 www.dykema.com Tel: (202) 906-8600 Fax: (202) 906-8669

Heather C. Harker
Direct Dial: (202) 906-8649
Email: hharker@dykema.com
June 18, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	National Security Variable Account N
National Security Life and Annuity Company
Pre-Effective Amendment No. 2 on Form N-4
NScore Lite III VA Contract (SEC File Nos. 333-164068; 811-10619)
NScore Premier II VA Contract (SEC File Nos. 333-164071; 811-10619)
NScore Flex II VA Contract (SEC File Nos. 333-164072; 811-10619)
NScore Xtra II VA Contract (SEC File Nos. 333-164074; 811-10619)
NScore Wrap VA Contract (SEC File Nos. 333-164076; 811-10619)
Dear Ms. Marquigny:
     This letter responds, on behalf of National Security Life and Annuity Company (the “Company”) and its National Security Variable Account N (the “Separate Account”), to the comments of the staff of the Securities and Exchange Commission (“Commission”) received via telephone June 17, June 14, June 8 and June 3, 2010 with respect to the above-referenced registration statements filed on Form N-4 (each a “Registration Statement” and collectively referred to herein as the “Registration Statements”). Pre-effective Amendments to the Registration Statements were filed with the Commission on May 19, 2010. Capitalized terms have the meanings given them in the Registration Statements.
     The Company’s responses to the staff’s comments are set forth below. For convenience, each response is preceded by the applicable staff comment. Page number references in the comments are to the NScore Xtra II VA Contract Registration Statement (SEC File Nos. 333-164074; 811-10619), unless specifically stated otherwise.
Comment 1. Cover Page Disclosure. Please remove the sentence in the first paragraph which states: “[y]our contract and any endorsement, riders or specification pages are the formal
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U.S. Securities and Exchange Commission
June 18, 2010

contractual agreement between you and National Security Life and Annuity Company (“National Security”).” The disclosure which states: “[a]ny changes made to your contract any endorsements, rider or specification pages, as permitted by state law, must be approved by the President, Vice President or Secretary of National Security and prior notice must be provided to you of the applicable change” should be removed from the Cover Page disclosure. If the disclosure is necessary, please move to a more appropriate section and add additional context as to when the changes to the contract can be made.
Response: The sentence which states: “[y]our contract and any endorsement, riders or specification pages are the formal contractual agreement between you and National Security Life and Annuity Company (“National Security”)” has been deleted. The sentence which states: “[a]ny changes made to your contract any endorsements, rider or specification pages, as permitted by state law, must be approved by the President, Vice President or Secretary of National Security and prior notice must be provided to you of the applicable change” has been deleted from the Cover Page. A new section has been added to the prospectus entitled “Changes to Your Contract.”
Comment 2. Glossary. The definition of “Death Benefit Adjustment” is still very difficult to understand and is not in plain English. Please amend the definition.
Response. The definition of “Death Benefit Adjustment” has been revised as follows: “[t]he difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the date of the Annuitant’s death if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the Annuitant’s date of death is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.” All language throughout the prospectus referring to the Death Benefit Adjustment has been revised accordingly.
Comment 3. Fee Table. Please remove the word ‘‘generally” after the description of surrender charge in the “Contract Owner Transaction Expenses” section.
Response. The word “generally” has been deleted.
Comment 4. The Funds, pages 11-12, and other relevant areas of prospectus. Please add “and your prior approval if required by law.” where disclosure states in the prospectus that “no substitution or deletion will be made to the contract without prior notice to you and before any necessary order of the SEC in accordance with the 1940 Act.”
Response. The additional disclosure has been added.
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U.S. Securities and Exchange Commission
June 18, 2010

Comment 5. Optional Asset Allocation Models. Does Wilshire still assist in the development of Asset Allocation Models? Is this disclosure no longer relevant to contract owners?
Response. Wilshire no longer provides consulting advice to the Company’s affiliated investment advisor, Ohio National Investments, Inc. (“ONII”), with assistance in developing Asset Allocation Models. ONII does retain a third-party consultant to assist it with the development of the Asset Allocation Models, however, ONII is the party with whom the contract owners’ retain the investment advisory contract and ONII has the final approval of all models. Consequently, the Company does not feel it is material (or relevant) to name the third-party consultant; it is only relevant to disclose that ONII retains a third-party consultant to receive advice with regard to the Asset Allocation Models. All brochures and marketing materials have also been amended to remove the reference to Wilshire.
Comment 6. Optional Asset Allocation Models, Top of page 14. The paragraph which states: “[i]f an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model” appears confusing and duplicative in light of the disclosure added on May 19, 2010. If duplicative, please remove. If necessary, please explain to the Staff why necessary and clarify the disclosure.
Response. The paragraph cited is duplicative in light of the disclosure added on May 19, 2010 and therefore has been deleted.
Comment 7. Deductions and Expenses. Surrender Charge, pages 18-19. Please clarify the last section so that it is clear whether or not an alternative annuity option applies only to contract owners who annuitize the contract or if it also applies to beneficiaries to elect to elect to annuitize the death benefit option. In addition, please clarify when the surrender charge would and would not apply.
Response. We have removed the Alternate Annuity Option as an available option under the contract. All references to Alternate Annuity Option have been deleted from the Registration Statements. The Registration Statements have been amended to state no surrender charges are assessed to any death benefit Proceeds.
Comment 8. Accumulation Period. Purchase Payments. Please disclose how contract owners will be informed that the Company is invoking its right to limit purchase payments under the contract.
Response. The following additional disclosure has been added to the “Purchase Payment” provision of the “Accumulation Period” section: “[w]e will provide you prior written notice before we enforce the limits in (a) or (b) above.”
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U.S. Securities and Exchange Commission
June 18, 2010

Comment 9. Accumulation Period. Allocation of Purchase Payments. Please disclose how contract owners will be informed that the Company is invoking its right to limit allocation of purchase payments from 18 to 10 available investment options.
Response. The following additional disclosure has been added to the “Allocation of Purchase Payments” provision of the “Accumulation Period” section: “[w]e will provide you prior written notice before we limit you to no more than 10 investment options.”
Comment 10. Optional Living Benefit Riders. Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider. The bold sentence that states “[a]fter 10 years, you may annuitize your contract under the rider” is confusing in that it implies that contract owners may not annuitize the contract prior to the 10-year waiting period. Contract owners may annuitize prior to the 10th contract anniversary and annuitize the contract using the Contract Value as of the Valuation Day the contract is annuitized. Please clarify this section making it clear that contract owner’s may annuitize the contract prior to the 10th contract anniversary, however, they will not receive benefits under the GMIB rider.
Response. The sentence in bold has been amended to state, “[a]fter 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset rider will then be of no further value to you.”
Comment 11. Optional Living Benefit Riders. Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider. Annuitization. The first sentence of the last paragraph states “[t]he guaranteed income base is used solely for the purpose of calculating GMIB payments.” This is confusing as the contract has a step-up base and GMIB withdrawal amounts. Perhaps this can be made clearer.
Response. The first sentence and throughout the prospectus, where applicable, the term “GMIB payments” has been changed to “GMIB annuity payments.”
Comment 12. General disclosure. If a contract owner does not elect one of the riders with a “no-lapse” provision, can the basic contract lapse? If so, please disclose.
Response. A new sub-section entitled “Risk of Contract Termination” has been added, and additional disclosure has been added to the end of the “Surrender and Withdrawal” section which states: [i]f your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “No Lapse” provision in the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus for more information.
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U.S. Securities and Exchange Commission
June 18, 2010

Comment 13. General disclosure. The term “Contract Value” was added as a defined term to the Registration Statements with Pre-effective Amendment No. 1 filed on May 19, 2010. Please ensure the term “Contract Value” is capitalized throughout each prospectus and Statement of Additional Information.
Response. The term “Contract Value” has been capitalized throughout each prospectus and Statement of Additional Information.
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Correspondence requesting that the Registration Statements be declared effective on June 23, 2010 or as soon as practicable thereafter are being filed by the Company and Ohio National Equities, Inc. under separate cover.
Thank you for your consideration on this matter. Please contact me at 202.906.8649 or Kimberly Plante at 513.794.6278 should you have any questions.

Very truly yours, Dykema Gossett pllc
/s/Heather C. Harker
Of Counsel

cc:	Kimberly Plante National Security Life and Annuity Company
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